Reverse Capitalization (Details) - Schedule of fair value of net assets of VMAC comprising (Parentheticals)	Dec. 31, 2022 $ / shares shares
Schedule of Fair Value of Net Assets of VMAC Comprising [Abstract]
Ordinary shares issued | shares	7,478,964
ordinary shares issued, per share | $ / shares	$ 10